Components of Net Periodic Benefit Cost (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plan Accumulated Other Comprehensive Income Loss After Tax [Line Items]
Unamortized net loss	$ 998	$ 766
Unamortized prior service	(1,023)	(1,112)
Accumulated Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net of Tax	$ (25)	$ (346)